Segment Reporting	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Reporting
NOTE 44. SEGMENT REPORTING

The Group determines segments based on management reports that are reviewed by the Board of Directors and updated as they show changes.
Reportable segments are one or more operating segments with similar economic characteristics, distribution channels and regulatory environments.
Below there is a description of each business segment’s composition:

a.	Banks: It represents the banking business operation results.

b.
Regional Credit Cards: This segment represents the results of operations of the regional credit card business and includes the results of operations of Tarjetas Regionales S.A. consolidated with its subsidiaries, as follows: Cobranzas Regionales S.A., Ondara S.A., Naranja Digital Companía Financiera S.A.U. and Tarjeta Naranja S.A.

c.
Insurance: This segment represents the results of operations of the insurance companies’ business and includes the results of operations of Sudamericana Holding S.A. consolidated with its subsidiaries, as follows: Galicia Retiro Cía. de Seguros S.A., Galicia Seguros S.A. and Galicia Broker Asesores de Seguros S.A.

d.
Other Businesses: This segment shows the results of operations of Galicia Administradora de Fondos S.A., Galicia Warrants S.A., IGAM LLC, Galicia Valores S.A., Nargelon S.A. and Grupo Financiero Galicia S.A., the last two net of eliminations of the income from equity investments.

e.	Adjustments: This segment includes consolidation adjustments and eliminations of transactions among subsidiaries.
The operating income (loss) of the Group’s different operating segments is monitored separately in order to make decisions on resource allocation and the evaluation of each segment’s performance. Segment performance is evaluated based on operating income or losses and is consistently measured with the operating income and losses of the consolidated income statement.
Intersegment transactions are at arm’s length similarly to transactions performed with third parties. Income, expenses and income (losses) resulting from the transfers among operating segments are then eliminated from consolidation.
The Group operates in one geographic segment, Argentina.

The relevant segment reporting as of the indicated dates is as follows:

	Banks	Regional Credit Cards	Insurance	Other Businesses	Adjustments	Total as of 12.31.19
Net Income from interest	23,829,880	9,745,998	840,755	52,958	360,120	34,829,711
Net fee Income (Expense)	15,983,558	12,982,524	—	363	(882,802)	28,083,643
Net Income from Financial Instruments measured at fair value through Profit or Loss	69,892,812	2,574,730	71,614	291,069	—	72,830,225
Income from Derecognition of Assets Measured at Amortized Cost	219,480	—	—	—	—	219,480
Exchange rate Differences on Gold and Foreign Currency	8,299,399	121,859	(2,767)	272,122	—	8,690,613
Other Operating Income (Expense)	17,428,097	3,615,370	395,803	850,648	(1,157,769)	21,132,149
Income from Insurance Business	—	—	1,918,113	—	1,755,199	3,673,312
Loan and other Receivables Loss Provisions	(16,327,637)	(5,941,434)	65,797	—	—	(22,203,274)
Personnel Expenses	(17,851,851)	(5,541,262)	(814,634)	(241,215)	—	(24,448,962)
Administrative Expenses	(17,544,667)	(6,058,295)	(522,677)	(319,490)	128,208	(24,316,921)
Depreciation and Impairment of Assets	(3,688,592)	(1,144,637)	(214,065)	(17,282)	—	(5,064,576)
Other Operating Expenses	(20,974,990)	(4,685,071)	(368)	(115,940)	6,818	(25,769,551)
Loss on net monetary position	(24,755,675)	(4,632,130)	(760,942)	(649,491)	—	(30,798,238)

Operating Income	34,509,814	1,037,652	976,629	123,742	209,774	36,857,611
Share of profit from Associates and Joint Ventures	57,473	—	—	—	(57,473)	—
Income before Taxes from Continuing Operations	34,567,287	1,037,652	976,629	123,742	152,301	36,857,611
Income Tax from Continuing Operations	(12,284,172)	(384,481)	(342,823)	(27,018)	—	(13,038,494)
Net Income from Continuing Operations	22,283,115	653,171	633,806	96,724	152,301	23,819,117
Income from Discontinued Operations	—	—	—	—	—	—
Income Tax from Discontinued Operations	—	—	—	—	—	—

Net Income (Loss) for the Year	22,283,115	653,171	633,806	96,724	152,301	23,819,117
Other Comprehensive Income (Loss)	413,387	—	(10,716)	—	—	402,671
Net Income for the Year Attributable to Non-controlling Interests	—	265	—	—	110,729	110,994

Net Income (Loss) for the Year Attributable to Parent Company’s Owners	22,696,502	652,906	623,090	96,724	41,572	24,110,794

	Banks	Regional Credit Cards	Insurance	Other Businesses	Adjustments	Total as of 12.31.18
Net Income from interest	36,321,873	14,118,849	651,111	188,948	43,035	51,323,816
Net fee Income (Expense)	19,194,255	13,737,370	—	(3,669)	(52,872)	32,875,084
Net Income from Financial Instruments measured at fair value through Profit or Loss	24,593,481	1,361,704	33,535	705,383	—	26,694,103
Income from Derecognition of Assets Measured at Amortized Cost	340,953	—	—	—	—	340,953
Exchange rate Differences on Gold and Foreign Currency	5,675,217	(78,136)	6,367	206,911	—	5,810,359
Other Operating Income (Expense)	10,690,164	5,664,346	251,961	1,423,299	(1,970,650)	16,059,120
Income from Insurance Business	—	—	2,480,269	—	1,933,673	4,413,942
Loan and other Receivables Loss Provisions	(16,726,059)	(8,228,337)	(119,866)	—	—	(25,074,262)
Personnel Expenses	(17,742,469)	(7,370,447)	(884,221)	(194,748)	—	(26,191,885)
Administrative Expenses	(16,086,816)	(7,622,837)	(628,655)	(444,303)	47,662	(24,734,949)
Depreciation and Impairment of Assets	(1,567,989)	(820,951)	(140,717)	(11,616)	—	(2,541,273)
Other Operating Expenses	(19,724,535)	(6,160,489)	(618)	(110,596)	—	(25,996,238)
Loss on net monetary position	(20,007,090)	(5,914,357)	(862,275)	(1,004,052)	—	(27,787,774)

Operating Income	4,960,985	(1,313,285)	786,891	755,557	848	5,190,996
Share of profit from Associates and Joint Ventures	29,265	—	—	—	(29,265)	—
Income / (Loss) before Taxes from Continuing Operations	4,990,250	(1,313,285)	786,891	755,557	(28,417)	5,190,996
Income Tax from Continuing Operations	(7,706,460)	(1,978,259)	(476,525)	(472,461)	—	(10,633,705)
Net Income from Continuing Operations	(2,716,210)	(3,291,544)	310,366	283,096	(28,417)	(5,442,709)
Loss from Discontinued Operations	(386,705)	—	—	(12,884)	—	(399,589)
Income Tax from Discontinued Operations	(46,620)	—	—	(2,106)	—	(48,726)

Net Income (Loss) for the Year	(3,149,535)	(3,291,544)	310,366	268,106	(28,417)	(5,891,024)
Other Comprehensive Income (Loss)	(118,343)	—	(16,237)	—	—	(134,580)
Net Income for the Year Attributable to Non-controlling Interests	—	(572)	—	—	(558,893)	(559,465)

Net Income (Loss) for the Year Attributable to Parent Company’s Owners	(3,267,878)	(3,290,972)	294,129	268,106	530,476	(5,466,139)

	Banks	Regional Credit Cards	Insurance	Other Businesses	Adjustments	Total as of 12.31.17
Net Income from interest	30,343,208	14,692,244	658,322	205,239	56,932	45,955,945
Net fee Income (Expense)	18,710,757	16,239,409	—	(4,379)	(2,382,485)	32,563,302
Net Income from Financial Instruments measured at fair value through Profit or Loss	10,346,176	948,513	(25,758)	1,747,349	—	13,016,280
Income from Derecognition of Assets Measured at Amortized Cost	—	—	—	—	—	—
Exchange rate Differences on Gold and Foreign Currency	5,101,331	27,139	3,055	220,090	—	5,351,615
Other Operating Income (Expense)	7,818,416	5,429,379	112,112	2,111,479	(127,804)	15,343,582
Income from Insurance Business	—	—	2,633,978	—	2,465,431	5,099,409
Loan and other Receivables Loss Provisions	(6,162,426)	(5,034,644)	(23,244)	—	—	(11,220,314)
Personnel Expenses	(17,468,835)	(7,708,187)	(848,259)	(262,633)	—	(26,287,914)
Administrative Expenses	(14,286,964)	(6,947,580)	(692,419)	(314,250)	53,109	(22,188,104)
Depreciation and Impairment of Assets	(1,411,511)	(708,236)	(74,354)	(20,224)	—	(2,214,325)
Other Operating Expenses	(16,162,844)	(6,183,421)	(2,482)	(118,823)	—	(22,467,570)
Loss on net monetary position	(4,757,368)	(3,247,894)	(529,766)	(1,961,413)	—	(10,496,441)

Operating Income	12,069,940	7,506,722	1,211,185	1,602,435	65,183	22,455,465
Share of profit from Associates and Joint Ventures	3,167,771	—	5,104	—	(2,678,793)	494,082
Income before Taxes from Continuing Operations	15,237,711	7,506,722	1,216,289	1,602,435	(2,613,610)	22,949,547
Income Tax from Continuing Operations	(5,662,856)	(4,268,291)	(630,965)	(696,923)	—	(11,259,035)
Net Income from Continuing Operations	9,574,855	3,238,431	585,324	905,512	(2,613,610)	11,690,512
Income from Discontinued Operations	—	—	—	—	—	—
Income Tax from Discontinued Operations	(494,971)	—	—	—	—	(494,971)

Net Income (Loss) for the Year	9,079,884	3,238,431	585,324	905,512	(2,613,610)	11,195,541
Other Comprehensive Income (Loss)	(704,222)	—	35,463	—	—	(668,759)
Net Income for the Year Attributable to Non-controlling Interests	—	161	—	—	744,640	744,801

Net Income (Loss) for the Year Attributable to Parent Company’s Owners	8,375,662	3,238,270	620,787	905,512	(3,358,250)	9,781,981

	Banks	Regional Credit Cards	Insurance	Other Businesses	Adjustments	Total as of 12.31.19
ASSETS
Cash and Due from Banks	129,142,190	4,127,303	75,769	707,662	(3,403,863)	130,649,061
Debt Securities at fair value through profit or loss	65,697,956	—	36,607	51	(44,154)	65,690,460
Derivative Financial Instruments	2,329,074	—	—	—	—	2,329,074
Repurchase Transactions	30,075,478	—	—	—	—	30,075,478
Other Financial Assets	5,715,140	4,544,284	319,821	343,721	(7,632)	10,915,334
Loans and Other Financing	309,328,800	48,426,980	263,419	2,518,246	(1,978,576)	358,558,869
Other Debt Securities	16,131,914	1,312,367	1,706,677	—	(131,328)	19,019,630
Financial Assets Pledged as Collateral	11,541,906	7,064	408	1,616	(408)	11,550,586
Current Income Tax Assets	—	15,413	—	25,090	—	40,503
Investments in Equity Instruments	4,554,453	—	—	—	—	4,554,453
Equity Investments in Associates and Joint Ventures	307,997	—	—	—	(307,997)	—
Property, Plant and Equipment	29,062,077	3,405,766	456,269	39,874	—	32,963,986
Intangible Assets	7,124,074	1,465,570	103,068	913,732	(913,732)	8,692,712
Deferred Income Tax Assets	—	2,518,351	190,979	97,607	—	2,806,937
Assets for Insurance Contracts	—	—	1,181,512	—	—	1,181,512
Other Non-financial Assets	5,306,137	292,901	120,006	734,533	(2,169)	6,451,408
Non-current Assets Held for Sale	39,008	—	—	—	—	39,008

TOTAL ASSETS	616,356,204	66,115,999	4,454,535	5,382,132	(6,789,859)	685,519,011

LIABILITIES
Deposits	397,839,586	—	—	—	(4,104,180)	393,735,406
Liabilities at Fair Value Through Profit or Loss	1,422,157	—	—	—	—	1,422,157
Derivative Financial Instruments	881,099	—	—	—	—	881,099
Other Financial Liabilities	37,931,718	31,891,050	—	2,089,640	(549,690)	71,362,718
Financing Received from the Argentine Central Bank and Other Financial Institutions	20,455,970	2,937,657	3,089	—	(673,029)	22,723,687
Debt Securities	18,908,535	10,507,798	—	—	(175,482)	29,240,851
Current Income Tax Liabilities	9,214,324	918,094	149,212	32,880	—	10,314,510
Subordinated Debt Securities	15,499,212	—	—	—	—	15,499,212
Provisions	2,482,074	108,360	128,532	28,000	—	2,746,966
Deferred Income Tax Liabilities	1,893,122	—	238,590	86,989	—	2,218,701
Liabilities for Insurance Contracts	—	—	1,472,643	—	(4,008)	1,468,635
Other Non-financial Liabilities	13,530,914	2,733,664	473,282	393,979	(61,741)	17,070,098

TOTAL LIABILITIES	520,058,711	49,096,623	2,465,348	2,631,488	(5,568,130)	568,684,040

	Banks	Regional Credit Cards	Insurance	Other Businesses	Adjustments	Total as of 12.31.18
ASSETS
Cash and Due from Banks	218,518,059	2,098,969	84,891	143,075	(388,659)	220,456,335
Debt Securities at fair value through profit or loss	116,776,939	—	128,413	125,375	(217,842)	116,812,885
Derivative Financial Instruments	2,746,893	—	—	—	—	2,746,893
Repurchase Transactions	3,181,371	—	—	—	—	3,181,371
Other Financial Assets	7,211,668	5,656,445	360,977	769,422	(79,861)	13,918,651
Loans and Other Financing	369,596,412	67,764,567	655,571	1,680,212	(4,797,073)	434,899,689
Other Debt Securities	21,034,476	—	1,357,216	—	(202,700)	22,188,992
Financial Assets Pledged as Collateral	16,633,127	7,681	—	—	—	16,640,808
Current Income Tax Assets	—	18,366	126,149	1,500	—	146,015
Investments in Equity Instruments	245,520	—	—	2,233	—	247,753
Equity Investments in Associates and Joint Ventures	625,879	—	—	—	(625,879)	—
Property, Plant and Equipment	26,540,970	2,779,156	452,976	12,828	—	29,785,930
Intangible Assets	5,925,269	993,111	138,138	—	—	7,056,518
Deferred Income Tax Assets	—	1,336,297	153,628	6,826	—	1,496,751
Assets for Insurance Contracts	—	—	1,511,406	—	—	1,511,406
Other Non-financial Assets	3,411,690	435,818	28,719	469,185	(2)	4,345,410
Non-current Assets Held for Sale	935,324	—	—	—	—	935,324

TOTAL ASSETS	793,383,597	81,090,410	4,998,084	3,210,656	(6,312,016)	876,370,731

LIABILITIES
Deposits	556,020,723	—	—	—	(2,074,435)	553,946,288
Liabilities at Fair Value Through Profit or Loss	4,131,124	—	—	—	(831,936)	3,299,188
Derivative Financial Instruments	2,824,038	—	—	—	—	2,824,038
Repurchase Transactions	2,997,515	—	—	—	—	2,997,515
Other Financial Liabilities	63,035,067	36,027,422	—	55,858	(1,842,363)	97,275,984
Financing Received from the Argentine Central Bank and Other Financial Institutions	26,906,505	3,007,701	86	—	—	29,914,292
Debt Securities	23,886,735	23,042,955	—	—	(805,116)	46,124,574
Current Income Tax Liabilities	4,830,013	58,667	312,506	117,737	—	5,318,923
Subordinated Debt Securities	15,026,155	—	—	—	—	15,026,155
Provisions	1,921,364	99,986	120,494	87,684	—	2,229,528
Deferred Income Tax Liabilities	2,594,429	—	164,153	169,842	—	2,928,424
Liabilities for Insurance Contracts	—	—	1,763,712	—	(66,602)	1,697,110
Other Non-financial Liabilities	13,611,942	3,264,605	646,516	165,138	(41,269)	17,646,932

TOTAL LIABILITIES	717,785,610	65,501,336	3,007,467	596,259	(5,661,721)	781,228,951